As filed with the Securities and Exchange Commission on March 10, 2006)
                       Securities Act File No. 333-120045
                    Investment Company Act File No. 811-21058
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-2
            Registration Statement Under The Securities Act of 1933 x
                         Pre-Effective Amendment __ |_|
                        Post-Effective Amendment No. 3 x
                                     and/or
        Registration Statement Under The Investment Company Act of 1940 x
                                Amendment No. 5 x
                        (check appropriate box or boxes)

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                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

               (Exact Name of Registrant as Specified in Charter)
                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, New York
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 201-2500

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                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, New York
                     (Name and Address of Agent for Service)
                                 With a copy to:
                          Leonard B. Mackey, Jr., Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019

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                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

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         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [x]
         It is proposed that this filing will become effective (check appropriate box)
[ ] when declared effective pursuant to section 8 (c)
[ ] immediately upon filing pursuant to paragraph [b]
[ ] on (date) pursuant to paragraph b [ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 486.

         If appropriate, check the following box:
|_| This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
[x] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-120045, and shall be effective immediately upon filing pursuant to paragraph (b) of Rule 462.

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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==============================================================================

                                    Proposed Maximum Aggregate    Amount Of
Title of Securities Being Registered     Offering Price      Registration Fee
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Limited Liability Company Interests(1)  $760,000,000           $96,292.00(2)
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Limited Liability Company Interests(3)  $150,000,000           $16,050.00(4)
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         (1) Previously registered and carried forward under this Registration
Statement.
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         (2) Registration fee previously paid.
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         (3) Currently being registered.
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         (4) Registration fee currently paid.
===============================================================================

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         The contents of the Registrant's Registration Statement on Form N-2, as
filed with the Securities and Exchange Commission on October 28, 2004 (File Nos. 333-120045 and 811-21058) and as amended by all pre-effective amendments and post-effective amendments thereto, including the Registrant's Prospectus and Statement of Additional Information dated June 1, 2005, are hereby incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of March, 2006.


                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

              By:          /s/Michael Klein
                            Michael Klein, President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                    Title                       Date

         /s/ Michael Klein
         Michael Klein    President and Manager              March 10, 2006
                         (Principal Executive Officer)

         /s/ Scott Sawyer
         Scott Sawyer     Principal Accounting Officer       March 10, 2006

                      *______
         --------------------
         James M. Allwin           Manager

                      *______
         --------------------
         Ellen Harvey              Manager

                      *______
         --------------------
         Pierre Saint Phalle       Manager

                      *______
         --------------------
         Warren J. Olsen           Manager

         By:  /s/ Harold Schaaff
                 Harold Schaaff,
                 attorney-in-fact  Manager                    March 10, 2006

                                  Exhibit Index

         Exhibit No.                        Description

         2(n)(2) Consent of PricewaterhouseCoopers LLP.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     We hereby consent to the incorporation by reference in the Registration Statement on Form N-2 dated June 1, 2005 of our report dated March 22, 2005, relating to the financial statements and financial highlights which appear in the January 31, 2005 Annual Report to Shareholders of the Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC, and Aetos Capital Market Neutral Strategies Fund, LLC, which are also incorporated by reference into the Registration Statement, and to the use of our report dated May 27, 2005, relating to the financial statements of Aetos Capital Opportunities Fund, LLC, which appears in such Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Accountants and Legal Counsel" in the June 1, 2005 Registration Statement.





New York, New York
March 10, 2006